Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES
General and administrative expenses	$ 7,078	$ 15,364	$ 18,142
Foreign currency gains, net	(70)	294	159
Operating loss	(52,774)	(171,050)	22,264
OTHER (EXPENSES) / INCOME
Loss / (gain) on financial instruments	(447)	(1,793)	(5,057)
Interest income	175	95	136
Other, net	(1,593)	(81)	(54)
Net Income / (loss)	(63,984)	(189,112)	2,513
Weighted average common shares outstanding, basic (in Shares)	16,989,585	6,304,679	3,075,278
Weighted average common shares outstanding, diluted (in Shares)	16,989,585	6,304,679	3,077,741
Parent Company [Member]
EXPENSES
General and administrative expenses	5,635	13,153	11,591
Foreign currency gains, net	59	37	(49)
Operating loss	(5,694)	(13,190)	(11,542)
OTHER (EXPENSES) / INCOME
Interest and finance costs	(2,059)	(5,732)	(3,301)
Loss / (gain) on financial instruments	24	(300)	(1,058)
Interest income	0	1	1
Other, net	688	(37)
Total Other (expenses), net	(1,347)	(6,068)	(4,358)
Equity in earnings / (loss) of subsidiaries	(56,943)	(169,854)	18,413
Net Income / (loss)	$ (63,984)	$ (189,112)	$ 2,513
Earnings / (loss) per common share, basic and diluted (in Dollars per share)	$ (3.77)	$ (30.00)	$ 0.82
Weighted average common shares outstanding, basic (in Shares)	16,989,585	6,304,679	3,075,278
Weighted average common shares outstanding, diluted (in Shares)	16,989,585	6,304,679	3,077,741